Intangible assets, net	12 Months Ended
Dec. 31, 2020
Intangible assets, net
Intangible assets, net
13. Intangible assets, net
Intangible assets, net consist of the following:

	As of December 31, 2019
	Weighted- Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount
	Year	RMB’000	RMB’000	RMB’000	RMB’000
Strategic cooperation	5.0	6,075,289	(6,075,289)	—	—
Non-compete	8.0	2,467,005	(1,502,141)	—	964,864
Domain names and trademarks	19.3	3,311,250	(633,360)	(27,124)	2,650,766
Customer relationship	7.7	131,296	(42,534)	(59,663)	29,099
Technology and others	6.1	1,049,780	(499,137)	(85,338)	465,305

Total	9.3	13,034,620	(8,752,461)	(172,125)	4,110,034

	As of December 31, 2020
	Weighted- Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount
	Year	RMB’000	RMB’000	RMB’000	RMB’000
Strategic cooperation	5.0	6,075,289	(6,075,289)	—	—
Non-compete	8.0	2,467,005	(1,810,905)	—	656,100
Domain names and trademarks	18.9	3,912,034	(837,403)	(27,124)	3,047,507
Customer relationship	8.9	2,688,696	(155,415)	(59,663)	2,473,618
Technology and others	6.0	1,018,617	(647,616)	(85,338)	285,663

Total	9.5	16,161,641	(9,526,628)	(172,125)	6,462,888

Amortization expenses for intangible assets were RMB1,845,450,000, RMB932,550,000 and RMB801,661,000 for the years ended December 31, 2018, 2019 and 2020, respectively. The Group recorded an impairment charge of RMB15,416,000, nil and nil for the years ended December 31, 2018, 2019 and 2020, respectively.
As of December 31, 2020, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

	For the year ended December 31,
	2021	2022	2023	2024	2025	2026 and thereafter
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Amortization expenses	934,298	781,057	664,815	552,493	491,897	3,038,328